Property, Plant and Equipment - Summary of Cost and Carring Amount of Aircraft Pledged as Collateral Under Borrowing Arrangements and Aircraft Held Under Finance Leases (Detail) - CNY (¥)
¥ in Millions
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [Line Items]
- pledged as collateral	¥ 7,243	¥ 8,391
Cost [member] | Aircraft [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
- pledged as collateral	10,819	11,752
Net Carrying Amount [member] | Aircraft [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
- pledged as collateral	¥ 7,243	¥ 8,391